Share Capital (Tables)	12 Months Ended
Apr. 30, 2019
Statement [LineItems]
Summary of Outstanding Share Price Warrants
b)	Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2019 and 2018 and the changes during the year ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2017	—	$—
Warrants issued	250,000	0.30

Outstanding at April 30, 2018	250,000	0.30
Warrants issued	3,000,000	0.20

Outstanding at April 30, 2019	3,250,000	$0.21

During the year ending April 30, 2019, the Company issued 3,000,000 warrants exercisable at $0.20 expiring June 18, 2021. These warrants were issued in conjunction with the issuance of the Bond issued (see Note 10).

A summary of the Company’s outstanding share purchase warrants is presented below:

Number of Warrants	Exercise Price	Expiry Date
250,000	$0.30	March 7, 2022
3,000,000	$0.20	June 18, 2021

3,250,000	$0.21

Summary of Changes In Options

The following is a summary of changes in options for the years ending April 30, 2019 and 2018:

	Number of Shares	Weighted Average Exercise Price
Balance at April 30, 2017	1,348,750	$0.90
Forfeited/expired	(400,000)	0.94

Balance at April 30, 2018	948,750	0.88
Expired	(948,750)	0.88

Outstanding and Exercisable at April 30, 2019	0	$0

RSU [member]
Statement [LineItems]
Summary of RSU And DSU Plan

The RSU share plan transactions during the period were as follows:

Number of Share Units
Outstanding at April 30, 2017	757,000
Granted	705,000
Exercised	(178,750)
Cancelled	(42,000)

Outstanding at April 30, 2018	1,241,250
Expired	(58,750)
Exercised	(117,500)
Cancelled	(33,125)

Outstanding at April 30, 2019	1,031,875

DSU [member]
Statement [LineItems]
Summary of RSU And DSU Plan	The DSU share plan transactions during the period were as follows:

Number of Share Units
Outstanding at April 30, 2017	600,000
Granted	410,000

Outstanding at April 30, 2019 & April 30, 2018	1,010,000